Supplementary information (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary information
Exploration	$ 51,686,000	$ 21,868,000	$ 62,888,000	$ 87,576,000	$ 53,708,000
Development costs	427,599,000	312,390,000	660,922,000	414,870,000	273,856,000
Total costs incurred	479,285,000	334,258,000	723,810,000	502,446,000	327,564,000
Asset retirement obligations included in development costs	$ 2,300,000	$ 500,000